Equity - Subordinated notes - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ifrs Subordinated debt [member]
Disclosure of detailed information about borrowings [line items]
Various tax effects on subordinated notes	€ 29	€ (2)	€ 51